CONSOLIDATED CASH FLOW STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statement of cash flows [abstract]
Profit before tax	£ 2,897	£ 2,843	£ 3,117
Adjustments for:
Change in operating assets	(16,318)	14,584	(19,056)
Change in operating liabilities	15,630	(28,134)	19,461
Non-cash and other items	10,060	(4,096)	1,204
Tax paid	(557)	(503)	(527)
Net cash provided by (used in) operating activities	11,712	(15,306)	4,199
Cash flows from investing activities
Purchase of financial assets	(8,618)	(6,607)	(6,050)
Proceeds from sale and maturity of financial assets	6,574	11,950	14,856
Purchase of fixed assets	(1,866)	(1,707)	(1,807)
Proceeds from sale of fixed assets	676	691	643
Acquisition of businesses, net of cash acquired	(6)	(12)	(37)
Disposal of businesses, net of cash disposed			1
Net cash provided by investing activities	(3,240)	4,315	7,606
Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,523)	(765)	(1,475)
Distributions on other equity instruments	(251)	(228)	(205)
Dividends paid to non-controlling interests	(91)	(35)	(26)
Interest paid on subordinated liabilities	(666)	(488)	(780)
Proceeds from issue of subordinated liabilities			1,729
Proceeds from issue of other equity instruments	395	1,131
Proceeds from issue of ordinary shares	20	17	85
Share buy back	(694)	(535)	(470)
Repayment of subordinated liabilities	(515)	(644)	(1,612)
Redemption of other equity instruments	(1,481)
Net cash used in financing activities	(4,806)	(1,547)	(2,754)
Effects of exchange rate changes on cash and cash equivalents		2	1
Change in cash and cash equivalents	3,666	(12,536)	9,052
Cash and cash equivalents at beginning of period	55,224	67,760	58,708
Cash and cash equivalents at end of period	58,890	55,224	67,760
Groups life funds	£ 29	£ 40	£ 89